Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipmenttext Block Abstract
Schedule of property and equipment
Asset Category	Average annual depreciation rate in %
Buildings	2.78
Leasehold improvements	6.42
Machinery and equipments	14.29
Facilities	6.64
Furniture and appliances	10.72
Others	20.00

Schedule of property and equipment rollforward
	As of December 31, 2021	Additions (i)	Lease modification	Write-off	Depreciation	Transfer and others (ii)	As of December 31, 2022
Land	570	48	-	(18)	-	-	600
Buildings	656	117	-	-	(17)	(26)	730
Improvements	3,596	3,451	-	(27)	(284)	129	6,865
Machinery and equipment	828	708	-	(4)	(184)	92	1,440
Facilities	362	258	-	(7)	(35)	7	585
Furniture and appliances	416	279	-	(2)	(70)	132	755
Constructions in progress	235	582	-	(1)	-	(273)	543
Others	37	24	-	-	(16)	19	64
Subtotal	6,700	5,467	-	(59)	(606)	80	11,582
Lease - right of use:
Buildings	3,604	3,810	695	(70)	(351)	(95)	7,593
Equipment	16	-	-	-	(6)	(2)	8
Subtotal	3,620	3,810	695	(70)	(357)	(97)	7,601
Total	10,320	9,277	695	(129)	(963)	(17)	19,183

	As of December 31, 2020	Additions (iii)	Lease modification	Write-off	Depreciation	Transfer and others (iv)	As of December 31, 2021
Land	481	207	-	(2)	-	(116)	570
Buildings	609	258	-	(4)	(15)	(192)	656
Improvements	2,598	1,161	-	(1)	(182)	20	3,596
Machinery and equipment	635	307	-	(1)	(128)	15	828
Facilities	269	118	-	(1)	(25)	1	362
Furniture and appliances	340	110	-	(2)	(53)	21	416
Constructions in progress	78	266	-	-	-	(109)	235
Others	37	6	-	-	(14)	8	37
Subtotal	5,047	2,433	-	(11)	(417)	(352)	6,700
Lease - right of use:
Buildings	2,423	885	628	(92)	(244)	4	3,604
Equipment	6	16	-	-	(5)	(1)	16
Subtotal	2,429	901	628	(92)	(249)	3	3,620
Total	7,476	3,334	628	(103)	(666)	(349)	10,320

	As of December 31, 2019	Additions	Lease modification	Write-off	Depreciation	Transfer and others (v)	Conversion adjustment to reporting currency	Corporate restructuring (Note 1.3)	Discontinued operation	As of December 31, 2020
Land	2,766	61	-	(32)	-	(70)	541	146	(2,931)	481
Buildings	3,829	78	-	(85)	(121)	(139)	704	-	(3,657)	609
Improvements	2,207	694	-	(71)	(189)	293	70	(4)	(402)	2,598
Equipment	1,242	227	-	(28)	(260)	84	151	(1)	(780)	635
Facilities	330	58	-	(6)	(32)	(16)	8	-	(73)	269
Furniture and appliances	601	78	-	(15)	(128)	58	66	-	(320)	340
Constructions in progress	140	344	-	(7)	-	(318)	18	-	(99)	78
Others	42	8	-	-	(16)	12	-	(2)	(7)	37
Subtotal	11,157	1,548	-	(244)	(746)	(96)	1,558	139	(8,269)	5,047
Lease - right of use:
Buildings	3,449	1,217	628	(588)	(501)	2	403	(4)	(2,183)	2,423
Equipment	43	23	(7)	(1)	(15)	3	9	-	(49)	6
Land	3	-	-	-	-	-	-	-	(3)	-
Subtotal	3,495	1,240	621	(589)	(516)	5	412	(4)	(2,235)	2,429
Total	14,652	2,788	621	(833)	(1,262)	(91)	1,970	135	(10,504)	7,476

Schedule of additions to property and equipment for cash flow presentation
	As of December 31,
	2022			2021
	Historical cost	Accumulated depreciation	Net amount	Historical cost	Accumulated depreciation	Net amount
Land	600	-	600	570	-	570
Buildings	859	(129)	730	767	(111)	656
Improvements	7,933	(1,068)	6,865	4,387	(791)	3,596
Equipment	2,160	(720)	1,440	1,373	(545)	828
Facilities	729	(144)	585	472	(110)	362
Furniture and appliances	1,043	(288)	755	635	(219)	416
Construction in progress	543	-	543	235	-	235
Others	157	(93)	64	115	(78)	37
	14,024	(2,442)	11,582	8,554	(1,854)	6,700
Lease – right of use:				-	-
Buildings	8,924	(1,331)	7,593	4,566	(962)	3,604
Equipment	57	(49)	8	61	(45)	16
	8,981	(1,380)	7,601	4,627	(1,007)	3,620
Total Property, plant and equipment	23,005	(3,822)	19,183	13,181	(2,861)	10,320

Schedule of additions to property and equipment for cash flow presentation
	2022	2021	2020
Additions	9,277	3,334	2,788
Leases	(3,810)	(901)	(1,241)
Capitalized borrowing costs	(774)	(38)	(12)
Financing of property, plant and equipment – Additions	(5,080)	(2,284)	(1,437)
Financing of property, plant and equipment – Payments	3,911	2,120	1,464
Total	3,524	2,231	1,562